COLUMBIA FUNDS SERIES TRUST I

Columbia Large Cap Growth Fund

(the “Fund”)

Supplement dated April 1, 2011 to the

Fund’s prospectuses dated February 1, 2011, as supplemented

Effective on April 1, 2011, the prospectuses for the Fund are revised and supplemented as follows:

1. Fees and Expenses of the Fund.

•

The section of the Fund’s prospectus offering Class A, Class B, Class C, Class I, Class R, Class R4, Class R5, Class T and Class W shares entitled “Columbia Large Cap Growth Fund – Fees and Expenses of the Fund” is modified by deleting the table entitled “Annual Fund Operating Expenses” and the expense example table in the subsection entitled “Example” and replacing them with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares		Class B Shares		Class C Shares
Management fees(d)	0.73%		0.73%		0.73%
Distribution and/or service (Rule 12b-1) fees	0.25%		1.00%		1.00%
Other expenses	0.23	%(e)	0.23	%(e)	0.23	%(e)
Total annual Fund operating expenses	1.21%		1.96%		1.96%

	Class I Shares		Class R Shares		Class R4 Shares
Management fees(d)	0.73%		0.73%		0.73%
Distribution and/or service (Rule 12b-1) fees	0.00%		0.50%		0.00%
Other expenses	0.06	%(e)	0.23	%(e)	0.36	%(e)
Total annual Fund operating expenses	0.79%		1.46%		1.09%

	Class R5 Shares		Class T Shares		Class W Shares
Management fees(d)	0.73%		0.73%		0.73%
Distribution and/or service (Rule 12b-1) fees	0.00%		0.00%		0.25%
Other expenses	0.11	%(e)	0.53	%(e)	0.23	%(e)
Total annual Fund operating expenses	0.84%		1.26%		1.21%

(d)	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
(e)	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class and/or contractual changes to certain other fees.

Example

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$691	$937	$1,202	$1,957
Class B Shares
Assuming no redemption of shares	$199	$615	$1,057	$2,091
Assuming complete redemption of shares at the end of the period	$699	$915	$1,257	$2,091
Class C Shares
Assuming no redemption of shares	$199	$615	$1,057	$2,285
Assuming complete redemption of shares at the end of the period	$299	$615	$1,057	$2,285
Class I Shares	$81	$252	$439	$978
Class R Shares	$149	$462	$797	$1,746
Class R4 Shares	$111	$347	$601	$1,329
Class R5 Shares	$86	$268	$466	$1,037
Class T Shares	$696	$952	$1,227	$2,010
Class W Shares	$123	$384	$665	$1,466

•

The section of the Fund’s prospectus offering Class E and Class F shares entitled “Columbia Large Cap Growth Fund – Fees and Expenses of the Fund” is modified by deleting the table entitled “Annual Fund Operating Expenses” and the expense example table in the subsection entitled “Example” and replacing them with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class E Shares		Class F Shares
Management fees(c)	0.73%		0.73%
Distribution and/or service (Rule 12b-1) fees	0.35%		1.00%
Other expenses	0.23	%(d)	0.23	%(d)
Total annual Fund operating expenses	1.31%		1.96%

(c)	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
(d)	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class and contractual changes to certain other fees.

Example

	1 Year	3 Years	5 Years	10 Years
Class E Shares	$577	$847	$1,136	$1,958
Class F Shares
Assuming no redemption of shares	$199	$615	$1,057	$2,117
Assuming complete redemption of shares at the end of the period	$699	$915	$1,257	$2,117

•

The section of the Fund’s prospectus offering Class Y shares entitled “Columbia Large Cap Growth Fund – Fees and Expenses of the Fund” is modified by deleting the table entitled “Annual Fund Operating Expenses” and the expense example table in the subsection entitled “Example” and replacing them with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class Y Shares
Management fees(a)	0.73%
Distribution and/or service (Rule 12b-1) fees	0.00%
Other expenses	0.06	%(b)
Total annual Fund operating expenses	0.79%

(a)	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
(b)	Other expenses have been restated to reflect contractual changes to certain fees.

Example

	1 Year	3 Years	5 Years	10 Years
Class Y Shares	$81	$252	$439	$978

•

The section of the Fund’s prospectus offering Class Z shares entitled “Columbia Large Cap Growth Fund – Fees and Expenses of the Fund” is modified by deleting the table entitled “Annual Fund Operating Expenses” and the expense example table in the subsection entitled “Example” and replacing them with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class Z Shares
Management fees(a)	0.73%
Distribution and/or service (Rule 12b-1) fees	0.00%
Other expenses	0.23	%(b)
Total annual Fund operating expenses	0.96%

(a)	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
(b)	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class and contractual changes to certain other fees.

Example

	1 Year	3 Years	5 Years	10 Years
Class Z Shares	$98	$306	$531	$1,178

2. Expense Reimbursement Arrangements.

•	The section of each of the Fund’s prospectuses entitled “Management of the Fund – Primary Service Providers – Expense Reimbursement Arrangements” is deleted and replaced with the following:

The Adviser, the Transfer Agent, the Distributor and the Fund have entered into a fee waiver and expense cap agreement that will cap the ordinary operating expenses (excluding certain expenses described below) of a designated share class of the Fund at a level that is at or below the median net operating expense ratio of a corresponding share class of funds in the Fund’s peer group (as determined by an independent third party data provider as of a date agreed by the parties). The cap level applicable to the Fund’s other share classes is determined by reference to the designated share class’s cap level, pursuant to a methodology mutually agreed upon by the parties. This agreement may be modified or amended only with approval from all parties.

Pursuant to this agreement, the Adviser and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through January 31, 2013, so that the Fund’s ordinary operating expenses (excluding certain expenses described below), after giving effect to any balance credits or overdraft charges from the Fund’s custodian, do not exceed the annual rates of 1.25%, 2.00%, 2.00%, 0.85%, 1.50%, 1.15%, 0.90%, 1.30%, 1.25%, 1.35%, 2.00%, 1.00% and 1.00% of the Fund’s average daily net assets attributable to Class A, Class B, Class C, Class I, Class R, Class R4, Class R5, Class T, Class W, Class E, Class F, Class Y and Class Z shares, respectively. The following expenses are excluded from the Fund’s ordinary operating expenses when calculating the cap, and therefore will be paid by the Fund: taxes (including foreign transaction taxes), expenses associated with investment in other pooled investment vehicles (including exchange traded funds and other affiliated and unaffiliated mutual funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board.

3. Hypothetical Fees and Expenses.

•

The section of the Fund’s prospectus offering Class A, Class B, Class C, Class I, Class R, Class R4, Class R5, Class T and Class W shares entitled “Hypothetical Fees and Expenses” is modified by deleting the Hypothetical Fees and Expenses tables and replacing them with the following:

Columbia Large Cap Growth Fund - Class A Shares

Maximum Initial Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.21%	-2.18	%(b)	$9,782.21	$691.20
2	10.25%	1.21%	1.53%		$10,152.96	$120.61
3	15.76%	1.21%	5.38%		$10,537.76	$125.18
4	21.55%	1.21%	9.37%		$10,937.14	$129.92
5	27.63%	1.21%	13.52%		$11,351.66	$134.85
6	34.01%	1.21%	17.82%		$11,781.89	$139.96
7	40.71%	1.21%	22.28%		$12,228.42	$145.26
8	47.75%	1.21%	26.92%		$12,691.88	$150.77
9	55.13%	1.21%	31.73%		$13,172.90	$156.48
10	62.89%	1.21%	36.72%		$13,672.15	$162.41
Total Gain After Fees and Expenses					$3,672.15
Total Annual Fees and Expenses Paid						$1,956.64

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(b)	Reflects deduction of the maximum initial sales charge.

Columbia Large Cap Growth Fund - Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.96%	3.04%	$10,304.00	$198.98
2	10.25%	1.96%	6.17%	$10,617.24	$205.03
3	15.76%	1.96%	9.40%	$10,940.00	$211.26
4	21.55%	1.96%	12.73%	$11,272.58	$217.68
5	27.63%	1.96%	16.15%	$11,615.27	$224.30
6	34.01%	1.96%	19.68%	$11,968.37	$231.12
7	40.71%	1.96%	23.32%	$12,332.21	$238.15
8	47.75%	1.96%	27.07%	$12,707.11	$245.39
9	55.13%	1.21%	31.89%	$13,188.71	$156.67
10	62.89%	1.21%	36.89%	$13,688.56	$162.61
Total Gain After Fees and Expenses				$3,688.56
Total Annual Fees and Expenses Paid					$2,091.19

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Large Cap Growth Fund - Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.96%	3.04%	$10,304.00	$198.98
2	10.25%	1.96%	6.17%	$10,617.24	$205.03
3	15.76%	1.96%	9.40%	$10,940.00	$211.26
4	21.55%	1.96%	12.73%	$11,272.58	$217.68
5	27.63%	1.96%	16.15%	$11,615.27	$224.30
6	34.01%	1.96%	19.68%	$11,968.37	$231.12
7	40.71%	1.96%	23.32%	$12,332.21	$238.15
8	47.75%	1.96%	27.07%	$12,707.11	$245.39
9	55.13%	1.96%	30.93%	$13,093.41	$252.85
10	62.89%	1.96%	34.91%	$13,491.45	$260.53
Total Gain After Fees and Expenses				$3,491.45
Total Annual Fees and Expenses Paid					$2,285.29

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Large Cap Growth Fund - Class I Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.79%	4.21%	$10,421.00	$80.66
2	10.25%	0.79%	8.60%	$10,859.72	$84.06
3	15.76%	0.79%	13.17%	$11,316.91	$87.60
4	21.55%	0.79%	17.93%	$11,793.35	$91.29
5	27.63%	0.79%	22.90%	$12,289.85	$95.13
6	34.01%	0.79%	28.07%	$12,807.25	$99.13
7	40.71%	0.79%	33.46%	$13,346.44	$103.31
8	47.75%	0.79%	39.08%	$13,908.33	$107.66
9	55.13%	0.79%	44.94%	$14,493.87	$112.19
10	62.89%	0.79%	51.04%	$15,104.06	$116.91
Total Gain After Fees and Expenses				$5,104.06
Total Annual Fees and Expenses Paid					$977.94

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Large Cap Growth Fund - Class R Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.46%	3.54%	$10,354.00	$148.58
2	10.25%	1.46%	7.21%	$10,720.53	$153.84
3	15.76%	1.46%	11.00%	$11,100.04	$159.29
4	21.55%	1.46%	14.93%	$11,492.98	$164.93
5	27.63%	1.46%	19.00%	$11,899.83	$170.77
6	34.01%	1.46%	23.21%	$12,321.08	$176.81
7	40.71%	1.46%	27.57%	$12,757.25	$183.07
8	47.75%	1.46%	32.09%	$13,208.86	$189.55
9	55.13%	1.46%	36.76%	$13,676.45	$196.26
10	62.89%	1.46%	41.61%	$14,160.60	$203.21
Total Gain After Fees and Expenses				$4,160.60
Total Annual Fees and Expenses Paid					$1,746.31

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Large Cap Growth Fund - Class R4 Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.09%	3.91%	$10,391.00	$111.13
2	10.25%	1.09%	7.97%	$10,797.29	$115.48
3	15.76%	1.09%	12.19%	$11,219.46	$119.99
4	21.55%	1.09%	16.58%	$11,658.14	$124.68
5	27.63%	1.09%	21.14%	$12,113.97	$129.56
6	34.01%	1.09%	25.88%	$12,587.63	$134.62
7	40.71%	1.09%	30.80%	$13,079.81	$139.89
8	47.75%	1.09%	35.91%	$13,591.23	$145.36
9	55.13%	1.09%	41.23%	$14,122.65	$151.04
10	62.89%	1.09%	46.75%	$14,674.85	$156.95
Total Gain After Fees and Expenses				$4,674.85
Total Annual Fees and Expenses Paid					$1,328.70

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Large Cap Growth Fund - Class R5 Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.84%	4.16%	$10,416.00	$85.75
2	10.25%	0.84%	8.49%	$10,849.31	$89.31
3	15.76%	0.84%	13.01%	$11,300.64	$93.03
4	21.55%	0.84%	17.71%	$11,770.75	$96.90
5	27.63%	0.84%	22.60%	$12,260.41	$100.93
6	34.01%	0.84%	27.70%	$12,770.44	$105.13
7	40.71%	0.84%	33.02%	$13,301.69	$109.50
8	47.75%	0.84%	38.55%	$13,855.04	$114.06
9	55.13%	0.84%	44.31%	$14,431.41	$118.80
10	62.89%	0.84%	50.32%	$15,031.76	$123.75
Total Gain After Fees and Expenses				$5,031.76
Total Annual Fees and Expenses Paid					$1,037.16

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Large Cap Growth Fund - Class T Shares

Maximum Initial Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.26%	-2.23	%(b)	$9,777.50	$695.98
2	10.25%	1.26%	1.43%		$10,143.18	$125.50
3	15.76%	1.26%	5.23%		$10,522.53	$130.19
4	21.55%	1.26%	9.16%		$10,916.07	$135.06
5	27.63%	1.26%	13.24%		$11,324.33	$140.11
6	34.01%	1.26%	17.48%		$11,747.86	$145.35
7	40.71%	1.26%	21.87%		$12,187.23	$150.79
8	47.75%	1.26%	26.43%		$12,643.03	$156.43
9	55.13%	1.26%	31.16%		$13,115.88	$162.28
10	62.89%	1.26%	36.06%		$13,606.41	$168.35
Total Gain After Fees and Expenses					$3,606.41
Total Annual Fees and Expenses Paid						$2,010.04

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(b)	Reflects deduction of the maximum initial sales charge.

Columbia Large Cap Growth Fund - Class W Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.21%	3.79%	$10,379.00	$123.29
2	10.25%	1.21%	7.72%	$10,772.36	$127.97
3	15.76%	1.21%	11.81%	$11,180.63	$132.82
4	21.55%	1.21%	16.04%	$11,604.38	$137.85
5	27.63%	1.21%	20.44%	$12,044.19	$143.07
6	34.01%	1.21%	25.01%	$12,500.66	$148.50
7	40.71%	1.21%	29.74%	$12,974.44	$154.12
8	47.75%	1.21%	34.66%	$13,466.17	$159.97
9	55.13%	1.21%	39.77%	$13,976.54	$166.03
10	62.89%	1.21%	45.06%	$14,506.25	$172.32
Total Gain After Fees and Expenses				$4,506.25
Total Annual Fees and Expenses Paid					$1,465.94

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

•

The section of the Fund’s prospectus offering, Class E and Class F shares entitled “Hypothetical Fees and Expenses” is modified by deleting the Hypothetical Fees and Expenses tables and replacing them with the following:

Columbia Large Cap Growth Fund - Class E Shares

Maximum Initial Sales Charge 4.50%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.31%	-0.98	%(b)	$9,902.40	$577.41
2	10.25%	1.31%	2.68%		$10,267.80	$132.11
3	15.76%	1.31%	6.47%		$10,646.68	$136.99
4	21.55%	1.31%	10.40%		$11,039.54	$142.04
5	27.63%	1.31%	14.47%		$11,446.90	$147.29
6	34.01%	1.31%	18.69%		$11,869.29	$152.72
7	40.71%	1.31%	23.07%		$12,307.27	$158.36
8	47.75%	1.31%	27.61%		$12,761.41	$164.20
9	55.13%	1.31%	32.32%		$13,232.31	$170.26
10	62.89%	1.31%	37.21%		$13,720.58	$176.54
Total Gain After Fees and Expenses					$3,720.58
Total Annual Fees and Expenses Paid						$1,957.92
(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(b)	Reflects deduction of the maximum initial sales charge.

Columbia Large Cap Growth Fund - Class F Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.96%	3.04%	$10,304.00	$198.98
2	10.25%	1.96%	6.17%	$10,617.24	$205.03
3	15.76%	1.96%	9.40%	$10,940.00	$211.26
4	21.55%	1.96%	12.73%	$11,272.58	$217.68
5	27.63%	1.96%	16.15%	$11,615.27	$224.30
6	34.01%	1.96%	19.68%	$11,968.37	$231.12
7	40.71%	1.96%	23.32%	$12,332.21	$238.15
8	47.75%	1.96%	27.07%	$12,707.11	$245.39
9	55.13%	1.31%	31.76%	$13,176.00	$169.53
10	62.89%	1.31%	36.62%	$13,662.19	$175.79
Total Gain After Fees and Expenses				$3,662.19
Total Annual Fees and Expenses Paid					$2,117.23
(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

•

The section of the Fund’s prospectus offering Class Y shares entitled “Hypothetical Fees and Expenses” is modified by deleting the Hypothetical Fees and Expenses table and replacing it with the following:

Columbia Large Cap Growth Fund - Class Y Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.79%	4.21%	$10,421.00	$80.66
2	10.25%	0.79%	8.60%	$10,859.72	$84.06
3	15.76%	0.79%	13.17%	$11,316.91	$87.60
4	21.55%	0.79%	17.93%	$11,793.35	$91.29
5	27.63%	0.79%	22.90%	$12,289.85	$95.13
6	34.01%	0.79%	28.07%	$12,807.25	$99.13
7	40.71%	0.79%	33.46%	$13,346.44	$103.31
8	47.75%	0.79%	39.08%	$13,908.33	$107.66
9	55.13%	0.79%	44.94%	$14,493.87	$112.19
10	62.89%	0.79%	51.04%	$15,104.06	$116.91
Total Gain After Fees and Expenses				$5,104.06
Total Annual Fees and Expenses Paid					$977.94

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

•

The section of the Fund’s prospectus offering Class Z shares entitled “Hypothetical Fees and Expenses” is modified by deleting the Hypothetical Fees and Expenses table and replacing it with the following:

Columbia Large Cap Growth Fund - Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.96%	4.04%	$10,404.00	$97.94
2	10.25%	0.96%	8.24%	$10,824.32	$101.90
3	15.76%	0.96%	12.62%	$11,261.62	$106.01
4	21.55%	0.96%	17.17%	$11,716.59	$110.30
5	27.63%	0.96%	21.90%	$12,189.94	$114.75
6	34.01%	0.96%	26.82%	$12,682.41	$119.39
7	40.71%	0.96%	31.95%	$13,194.78	$124.21
8	47.75%	0.96%	37.28%	$13,727.85	$129.23
9	55.13%	0.96%	42.82%	$14,282.46	$134.45
10	62.89%	0.96%	48.59%	$14,859.47	$139.88
Total Gain After Fees and Expenses				$4,859.47
Total Annual Fees and Expenses Paid					$1,178.06

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Shareholders should retain this Supplement for future reference.

C-1402-1 A (4/11)